Senior Secured Revolving Credit Facility (Detail) (Collateralized, $60 million senior secured revolving credit facility, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Collateralized | $60 million senior secured revolving credit facility
Debt Instrument [Line Items]
Opening balance		$ 50.0
Loans advanced	35.0	23.0
Loans repaid		(73.0)
Closing balance	$ 35.0